Related Party Balances and Transactions	12 Months Ended
Jun. 30, 2026
Related Party Balances and Transactions [Abstract]
Related Party Balances and Transactions

(10) Related Party Balances and Transactions

Yee Cheong (1926) Enterprise Company Limited (“YC”) is under common ultimate beneficial ownership with the Company’s controlling shareholder, YC 1926 (BVI) Limited, through members of the Lai family. YC is a separate legal entity outside the consolidated Group.

(a) Amounts due to related parties

Related party balances as of June 30, 2026 and 2025 were as follows (US$):

	2026	2025
	$	$
Amounts due to YC - current	742,425	-
Amounts due to YC - non-current	1,098,988	-
Total amounts due to YC, net	1,841,413	-

The balances above are net carrying amounts after deduction of unamortized loan discounts of US$249,940 as of June 30, 2026. The initial loan discounts credited to additional paid-in capital are described below.

(b) Related Party Transactions during the year

The following table presents related party operating and financing transactions for the years ended June 30, 2026, 2025 and 2024:

				2026	2025	2024
Related party	Relationship	Nature	Description	US$	US$	US$
Yee Woo Paper Packaging (China) Company Limited (hereafter “YWPPC”)	Common control by the shareholders	Trade nature	Rental expenses incurred by the Company	-	-	(659,678)
Kunshan Chuangke Printing Products Co., Ltd	Common control by the shareholders	Trade nature	Equipment and vehicle purchases by the Company	-	(53,805)	-
Kunshan Chuangke High Level Paper Products Co., Ltd	Common control by the shareholders	Trade nature	Equipment purchases by the Company	-	(845)	-
YC	Common ultimate beneficial ownership	Financing	Interest expense on YC loans entered into in April 2026	(32,121)	-	-
YC	Common ultimate beneficial ownership	Loan	The related-party transaction amount for the period is presented net of the discount	1,841,413	-	-

The YC loan agreements were entered into in April 2026. Initial discounts credited to additional paid-in capital are non-cash and do not constitute additional loan proceeds.

(c) Borrowing transactions and terms

In April 2026, Millennium Holdings International Limited entered into two unsecured loan agreements with YC on the following terms:

Initial contractual principal	Contractual interest rate	Contractual maturity
HKD11,700,000	2.83%	April 8, 2034
US$600,000	Nil	March 31, 2027

Under a supplemental disbursement arrangement, King Health Holdings Limited paid US$600,000 on behalf of YC to Yee Woo Paper Investment International Limited on behalf of the borrower. The loans were initially recorded at present value. Initial discounts of US$272,398 were deducted from the loan liabilities and credited to additional paid-in capital as a deemed capital contribution. These discounts are amortized to interest expense using the effective interest method. Discount rates for the HKD and U.S. dollar loans were 7.67% and 7.90%, respectively. The HKD11,700,000 loan requires repayment of principal and interest in monthly installments.

As of June 30, 2026, the contractual principal amounts of the YC loans were repayable in the fiscal years ending June 30 as follows:

Fiscal year ending June 30,	US$
2027	797,127
2028	174,218
2029	179,212
2030	184,350
2031	189,636
Thereafter	567,347
Total contractual principal	2,091,890

The total contractual principal differs from the carrying amount of US$1,841,413 as of June 30, 2026 mainly because of the unamortized discounts of US$249,940. The maturities of the HKD11,700,000 loan are based on 96 equal monthly installments of principal and interest from May 9, 2026, and the US$600,000 loan is repayable by March 31, 2027.

See Note 19 for subsequent disposal arrangements and settlement of the loans.